Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Central Index Key	0000875610
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware International Small Cap Fund | Class A
Risk/Return:
Trading Symbol	DGGAX
Delaware International Small Cap Fund | Class C
Risk/Return:
Trading Symbol	DGGCX
Delaware International Small Cap Fund | Class R
Risk/Return:
Trading Symbol	DGGRX
Delaware International Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	DGGIX
Delaware International Small Cap Fund | Class R6
Risk/Return:
Trading Symbol	DGRRX